Cover	Mar. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2026
Entity File Number	001-38659
Entity Registrant Name	STREAMEX CORP.
Entity Central Index Key	0001530766
Entity Tax Identification Number	26-4333375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2431 Aloma Avenue
Entity Address, Address Line Two	Suite 243
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32792
City Area Code	(203)
Local Phone Number	409-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	STEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false